Interest Rate Swap Arrangements (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Aug. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Senior Notes 1.30% Due 2017 [Member] Interest Rate Swaps [Member]	Dec. 31, 2013 Senior Notes 4.15% Due 2024 [Member]	Dec. 31, 2013 Senior Notes 4.15% Due 2024 [Member] Interest Rate Swaps [Member]	Dec. 31, 2011 Senior Notes 3.60% Due 2021 [Member]	Dec. 31, 2011 Senior Notes 3.60% Due 2021 [Member] Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Cash received upon termination of interest rate swaps	$ 63.0						$ 11.0
Debt Instrument, Term						10 years		10 years
Payments for Cash Flow Hedges									59
Notional Amount Of Derivatives		2,030.0	719.0		900.0		700.0		850.0
Change in fair value of cash flow hedges, net of tax		5.8	0	(36.7)			6.0		(37.0)
Ineffective Portion of Gain (Loss) Recognized							$ 1.0
Interest Rate Swap, Spread above One-month LIBOR					0.6616%
Interest Rate Swap, Variable Rate at Period End					0.83%
Fixed Interest Rate					1.30%